Condensed Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue	$ 1,554	$ 1,361	$ 2,728	$ 2,552
Cost of services, exclusive of depreciation and amortization	1,001
Depreciation and amortization	21
Gross Profit	532
Operating Expenses
Selling, general and administrative	304
Depreciation and intangible amortization	163
Total operating expenses	467
Operating Income	65	102	147	265
Other Expense
Loss from change in fair value of financial instruments	65
Gain from change in fair value of tax receivable agreement	(37)
Interest expense	57	123	234	224
Other expense, net	3	9	7	3
Total other expense, net	88
(Loss) Income Before Income Tax Expense (Benefit)	(23)	(30)	(94)	38
Income tax expense (benefit)	25	(5)	9	16
Net (Loss) Income	(48)
Net loss attributable to noncontrolling interests	(13)
Net (Loss) Income Attributable to Alight, Inc.	$ (35)
Earnings Per Share
Basic net loss per share	$ (0.08)
Diluted net loss per share	$ (0.08)
Other comprehensive (loss) income, net of tax:
Change in fair value of derivatives	$ 9
Total other comprehensive income (loss), net of tax:	9
Comprehensive (Loss) Income Before Noncontrolling Interests	(39)
Comprehensive loss attributable to noncontrolling interests	(12)
Comprehensive (Loss) Income Attributable to Alight, Inc.	$ (27)	6	(120)	(6)
Alight Holdings
Revenue		1,361	2,728	2,552
Cost of services, exclusive of depreciation and amortization		888	1,829	1,619
Depreciation and amortization		38	65	50
Gross Profit		435	834	883
Operating Expenses
Selling, general and administrative		222	461	415
Depreciation and intangible amortization		111	226	203
Total operating expenses		333	687	618
Operating Income		102	147	265
Other Expense
Interest expense		123	234	224
Other expense, net		9	7	3
Total other expense, net		132	241	227
(Loss) Income Before Income Tax Expense (Benefit)		(30)	(94)	38
Income tax expense (benefit)		(5)	9	16
Net (Loss) Income		(25)	(103)	22
Net (Loss) Income Attributable to Alight, Inc.		(25)	(103)	22
Other comprehensive (loss) income, net of tax:
Change in fair value of derivatives		23	(25)	(34)
Foreign currency translation adjustments		8	8	6
Total other comprehensive income (loss), net of tax:		31	(17)	(28)
Comprehensive (Loss) Income Before Noncontrolling Interests		6	(120)	(6)
Comprehensive (Loss) Income Attributable to Alight, Inc.		$ 6	$ (120)	$ (6)